Consolidated Statements of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues
Premiums	$ 39,067	$ 37,674	$ 37,975
Universal life and investment-type product policy fees	9,946	9,451	8,556
Net investment income	21,153	22,232	21,984
Other revenues	2,030	1,920	1,906
Net investment gains (losses):
Other-than-temporary impairments on fixed maturity securities	(43)	(106)	(346)
Other-than-temporary impairments on fixed maturity securities transferred to other comprehensive income (loss)	(17)	(60)	29
Other net investment gains (losses)	(137)	327	(35)
Total net investment gains (losses)	(197)	161	(352)
Net derivative gains (losses)	1,317	(3,239)	(1,919)
Total revenues	73,316	68,199	68,150
Expenses
Policyholder benefits and claims	39,102	38,107	37,987
Interest credited to policyholder account balances	6,943	8,179	7,729
Policyholder dividends	1,376	1,259	1,369
Goodwill impairment	0	0	1,868
Other expenses	17,091	16,602	17,755
Total expenses	64,512	64,147	66,708
Income (loss) from continuing operations before provision for income tax	8,804	4,052	1,442
Provision for income tax expense (benefit)	2,465	661	128
Income (loss) from continuing operations, net of income tax	6,339	3,391	1,314
Income (loss) from discontinued operations, net of income tax	(3)	2	48
Net income (loss)	6,336	3,393	1,362
Less: Net income (loss) attributable to noncontrolling interests	27	25	38
Net income (loss) attributable to MetLife, Inc.	6,309	3,368	1,324
Less: Preferred stock dividends	122	122	122
Net income (loss) available to MetLife, Inc.’s common shareholders	$ 6,187	$ 3,246	$ 1,202
Income (loss) from continuing operations, net of income tax, available to MetLife, Inc.’s common shareholders per common share:
Basic	$ 5.48	$ 2.94	$ 1.08
Diluted	$ 5.42	$ 2.91	$ 1.08
Net income (loss) available to MetLife, Inc.’s common shareholders per common share:
Basic	$ 5.48	$ 2.94	$ 1.12
Diluted	$ 5.42	$ 2.91	$ 1.12
Cash dividends declared per common share	$ 1.33	$ 1.01	$ 0.74